Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Mar. 01, 2020
Prospectus Date	Mar. 01, 2020
Victory Diversified Stock Fund | Class R6
Prospectus:
Trading Symbol	VDSRX
Victory Diversified Stock Fund | Class Y
Prospectus:
Trading Symbol	VDSYX
Victory Diversified Stock Fund | Class I
Prospectus:
Trading Symbol	VDSIX
Victory Diversified Stock Fund | Class R
Prospectus:
Trading Symbol	GRINX
Victory Diversified Stock Fund | Class C
Prospectus:
Trading Symbol	VDSCX
Victory Diversified Stock Fund | Class A
Prospectus:
Trading Symbol	SRVEX
Victory INCORE Fund for Income | Class R6
Prospectus:
Trading Symbol	VFFRX
Victory INCORE Fund for Income | Class Y
Prospectus:
Trading Symbol	VFFYX
Victory INCORE Fund for Income | Class I
Prospectus:
Trading Symbol	VFFIX
Victory INCORE Fund for Income | Class R
Prospectus:
Trading Symbol	GGIFX
Victory INCORE Fund for Income | Class C
Prospectus:
Trading Symbol	VFFCX
Victory INCORE Fund for Income | Class A
Prospectus:
Trading Symbol	IPFIX
Victory INCORE Investment Grade Convertible Fund | Class I
Prospectus:
Trading Symbol	VICIX
Victory INCORE Investment Grade Convertible Fund | Class A
Prospectus:
Trading Symbol	SBFCX
Victory NewBridge Large Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	VFGYX
Victory NewBridge Large Cap Growth Fund | Class I
Prospectus:
Trading Symbol	VFGIX
Victory NewBridge Large Cap Growth Fund | Class C
Prospectus:
Trading Symbol	VFGCX
Victory NewBridge Large Cap Growth Fund | Class A
Prospectus:
Trading Symbol	VFGAX
Victory Special Value Fund | Class Y
Prospectus:
Trading Symbol	VSVYX
Victory Special Value Fund | Class I
Prospectus:
Trading Symbol	VSPIX
Victory Special Value Fund | Class R
Prospectus:
Trading Symbol	VSVGX
Victory Special Value Fund | Class C
Prospectus:
Trading Symbol	VSVCX
Victory Special Value Fund | Class A
Prospectus:
Trading Symbol	SSVSX
Victory Strategic Allocation Fund | Class I
Prospectus:
Trading Symbol	VBFIX
Victory Strategic Allocation Fund | Class R
Prospectus:
Trading Symbol	VBFGX
Victory Strategic Allocation Fund | Class C
Prospectus:
Trading Symbol	VBFCX
Victory Strategic Allocation Fund | Class A
Prospectus:
Trading Symbol	SBALX
Victory Sycamore Established Value Fund | Class C
Prospectus:
Trading Symbol	VEVCX
Victory Sycamore Established Value Fund | Class R6
Prospectus:
Trading Symbol	VEVRX
Victory Sycamore Established Value Fund | Class Y
Prospectus:
Trading Symbol	VEVYX
Victory Sycamore Established Value Fund | Class I
Prospectus:
Trading Symbol	VEVIX
Victory Sycamore Established Value Fund | Class R
Prospectus:
Trading Symbol	GETGX
Victory Sycamore Established Value Fund | Class A
Prospectus:
Trading Symbol	VETAX
Victory Sycamore Small Company Opportunity Fund | Class R6
Prospectus:
Trading Symbol	VSORX
Victory Sycamore Small Company Opportunity Fund | Class Y
Prospectus:
Trading Symbol	VSOYX
Victory Sycamore Small Company Opportunity Fund | Class I
Prospectus:
Trading Symbol	VSOIX
Victory Sycamore Small Company Opportunity Fund | Class R
Prospectus:
Trading Symbol	GOGFX
Victory Sycamore Small Company Opportunity Fund | Class A
Prospectus:
Trading Symbol	SSGSX